Summary of Significant Accounting Policies (Tables)	Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of Class A common stock subject to possible redemption
As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheet are reconciled in the following table:

Gross proceeds	$200,000,000
Less:
Fair value of public warrants at issuance	(18,460,769)
Ordinary share issuance costs	(1,208,380)
Plus:
Accretion of carrying value to redemption value - period from May 8, 2024 (inception) through December 31, 2024	22,757,853

Class A ordinary shares subject to possible redemption, December 31, 2024	203,088,704
Plus:
Accretion of carrying value to redemption value - year ended December 31, 2025	8,448,606

Class A ordinary shares subject to possible redemption, December 31, 2025	$211,537,310